Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial risk management and financial instruments	Financial risk management and financial instruments
Financial risk management
The Group’s operations are exposed to financial risks. To manage these risks efficiently, the Group has established guidelines in the form of a treasury policy that serves as a framework for the daily financial operations. The treasury policy stipulates the rules and limitations for the management of financial risks.
Financial risk management is centralized within Treasury which is responsible for the management of financial risks. Treasury manages and executes the financial management activities, including monitoring the exposure of financial risks, cash management, and maintaining a liquidity reserve. Treasury operates within the limits and policies authorized by the board of directors.
Capital management
The Group’s objectives when managing capital (cash and cash equivalents, short term investments, Exchangeable Notes, and equity) is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group’s capital structure and dividend policy is decided by the board of directors. Treasury continuously reviews the Group’s capital structure considering, amongst other things, market conditions, financial flexibility, business risk, and growth rate. We have never declared or paid any cash dividends on our share capital, and we do not expect to pay dividends or other distributions on our ordinary shares in the foreseeable future.
On November 5, 2018, the Company announced a share repurchase program beginning in the fourth quarter of 2018 which expired on April 21, 2021. The total aggregate amount of repurchased shares under that program was 4,366,427 for a total of approximately €510 million.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026 . An aggregate of 458,234 ordinary shares for €89 million has been repurchased since the commencement of the share repurchase program through December 31, 2021.
The timing and actual number of shares repurchased depends on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The repurchase program is executed consistent with the Company’s capital allocation strategy of prioritizing investment to grow the business over the long term. The repurchase program does not obligate the Company to acquire any particular amount of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. The Company uses current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program.
The Group is not subject to any externally imposed capital requirements.
Credit risk management
Financial assets with respect to cash and cash equivalents and short term investments carry an element of risk that counterparties may be unable to fulfill their obligations. This exposure arises from the investments in liquid funds of banks and other counterparties. The Group mitigates this risk by adopting a risk averse approach in relation to the investment of surplus cash. The main objectives for investments are first, to preserve principal and secondarily, to maximize return given the rules and limitations of the treasury policy. Surplus cash is invested in counterparties and instruments considered to carry low credit risk. Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks). The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years. The Group shall maintain the ability to liquidate the majority of all investments (classified as cash and cash equivalents and short term investments) within 90 days. At December 31, 2021 and 2020, the financial credit risk was equal to the consolidated statement of financial position value of cash and cash equivalents and short term investments of €3,500 million and €1,747 million, respectively. No credit losses were incurred during 2021 or 2020 on these investments.
The credit risk with respect to the Group’s trade receivables is diversified geographically and among a large number of customers, private individuals, as well as companies in various industries, both public and private. The majority of the Group’s revenue is paid monthly in advance significantly lowering the credit risk incurred for these specific counterparties. Solvency information is generally required for credit sales within the Ad sales and Partner subscription business to minimize the risk of bad debt losses and is based on information provided by credit and business information from external sources.
Liquidity risk management
Liquidity risk is the Group’s risk of not being able to meet the short term payment obligations due to insufficient funds. The Group has internal control processes and contingency plans for managing liquidity risk. A centralized cash pooling process enables the Group to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations.
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2021	2020
	(in € millions)
Liquidity
Short term investments	756	596
Cash equivalents	1,970	685
Cash at bank and on hand	774	466
Liquidity position	3,500	1,747
Cash equivalents include investments in money market funds measured at fair value and classified as level 1 financial instruments in the fair value hierarchy.
Currency risk management
Transaction exposure relates to business transactions denominated in foreign currency required by operations (purchasing and selling) and/or financing (interest and amortization). The Group’s general policy is to hedge a portion of its transaction exposure on a case-by-case basis under the Group’s cash-flow hedging program by entering into multiple foreign exchange forward contracts. The Group does not enter into foreign exchange forward contracts greater than one year. The Group’s currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. Translation exposure relates to net investments in foreign operations. The Group does not conduct translation risk hedging.
(i)Transaction exposure sensitivity
In most cases, the Group’s customers are billed in their respective local currency. Major payments, such as salaries, consultancy fees, and rental fees are settled in local currencies. Royalty payments are primarily in EUR and USD. Hence, the operational need to net purchase foreign currency is due primarily to a deficit from such settlements.
The table below shows the immediate impact on net income/loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2021 and 2020. The impact on net income/loss before tax is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2021	SEK	USD
	(in € millions)
Increase/(decrease) in income before tax	(14)	94

2020	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	67

(ii)Translation exposure sensitivity
Translation exposure exists due to the translation of the results and financial position of all of the Group entities that have a functional currency different from the presentation currency of Euro. The impact on the Group’s equity would be approximately €126 million and €105 million if the EUR weakened by 10% against all translation exposure currencies, based on the exposure at December 31, 2021 and 2020, respectively.
Interest rate risk management
Interest rate risk is the risk that changes in interest rates will have a negative impact on the Group’s earnings and cash flow. The Group’s exposure to interest rate risk is related to its interest-bearing assets, primarily its debt securities held at fair value through other comprehensive income. Fluctuations in interest rates impact the yield of the investment. The sensitivity analysis considered the historical volatility of short term interest rates and we determined that it was reasonably possible that a change of 100 basis points could be experienced in the near term. A hypothetical 100 basis points increase in interest rates would have impacted interest income by €7 million and €6 million for the years ended December 31, 2021 and 2020, respectively.
Financing risk management
The Group finances its operations through external borrowings, equity offerings, and cash flow from operations. The funding strategy has been to diversify funding sources. The external debt consisted of the Exchangeable Notes and lease liabilities.
Share price risk management
Share price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in the fair value of the Company’s ordinary share price. The Group’s exposure to this risk relates primarily to the outstanding Exchangeable Notes and warrants.
Both the Exchangeable Notes and the warrants are re-measured at each reporting date using valuation models using input data based on the Company’s share price. Changes in the fair value of these instruments are recognized in finance income or cost. An increase of share price will increase the value of both the Exchangeable Notes and the warrants. The Group has not entered into any hedging arrangement to mitigate these fluctuations.
Other share price risk
Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation that the Group is subject to in various countries in which the Group operates. Social costs are accrued at each reporting period based on the number of vested stock options and awards outstanding, the exercise price, and the Company's share price.  Changes in the accrual are recognized in operating expenses. An increase in share price will increase the accrued expense for social costs, and when the share price decreases, the accrued expense will become a reduction in social costs expense, all other things being equal, including the number of vested stock options and exercise price remaining constant. The impact on the accrual for social costs on outstanding share based payment awards of an increase or decrease in the Company’s ordinary share price of 10% would result in a change of €18 million and €27 million at December 31, 2021 and December 31, 2020, respectively.
Investment risk
The Group is exposed to investment risk as it relates to changes in the market value of its long term investments, due primarily to volatility in the share price used to measure the investment and exchange rates. The majority of the Group’s long term investments relate to TME.
Insurance risk management
Insurance coverage is governed by corporate guidelines and includes a common package of different property and liability insurance programs. The business is responsible for assessing the risks to decide the extent of actual coverage. Treasury manages the common Group insurance programs.
Financial instruments
Foreign exchange forward contracts
Cash flow hedges
The Group's currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. The notional principal of the foreign exchange contracts hedging the revenue and cost of revenue line items in the consolidated statement of operations was approximately €1,185 million and €835 million respectively, as of December 31, 2021 and approximately €992 million and €703 million as of December 31, 2020, respectively. The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2021:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	327	429	274	870	1,446	54
Cost of revenue	240	304	190	573	959	43
Total	567	733	464	1,443	2,405	97
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2020:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	274	379	239	809	1,384	32
Cost of revenue	199	274	166	543	938	24
Total	473	653	405	1,352	2,322	56
Fair values
The carrying amounts of certain financial instruments, including cash and cash equivalents, trade and other receivables, restricted cash, trade and other payables, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities. The Group measures its lease liabilities as described in Note 2. All other financial assets and liabilities are accounted for at fair value.
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2021
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	1,970	—	—	1,970
Short term investments:
Money market funds	25	—	—	25
Government securities	204	18	—	222
Corporate notes	—	308	—	308
Collateralized reverse purchase agreements	—	67	—	67
Fixed income funds	134	—	—	134
Derivatives (designated for hedging):
Foreign exchange forwards	—	11	—	11
Long term investments	852	—	64	916
Total financial assets at fair value by level	3,185	404	64	3,653
Financial liabilities at fair value
Exchangeable Notes	—	—	1,202	1,202
Derivatives (not designated for hedging):
Warrants	—	—	72	72
Derivatives (designated for hedging):
Foreign exchange forwards	—	17	—	17
Contingent consideration	—	—	17	17
Total financial liabilities at fair value by level	—	17	1,291	1,308

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2020
	(in € millions)
Financial assets at fair value
Cash equivalents
Money market funds	685	—	—	685
Short term investments:
Money market funds	25	—	—	25
Government securities	198	31	—	229
Agency securities	—	4	—	4
Corporate notes	—	276	—	276
Collateralized reverse purchase agreements	—	62	—	62
Derivatives (designated for hedging):
Foreign exchange forwards	—	12	—	12
Long term investments	2,228	—	49	2,277
Total financial assets at fair value by level	3,136	385	49	3,570
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	89	89
Derivatives (designated for hedging):
Foreign exchange forwards	—	16	—	16
Contingent consideration	—	—	30	30
Total financial liabilities at fair value by level	—	16	119	135
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the years ended December 31, 2021 and 2020 there were no transfers between levels in the fair value hierarchy.
Recurring fair value measurements
Long term investment – Tencent Music Entertainment Group
The Group’s approximate 8% investment in TME is carried at fair value through other comprehensive income. The fair value of ordinary shares of TME is based on the ending New York Stock Exchange American depository share price. The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macro-economic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the equity markets overall.
The table below presents the changes in the investment in TME:

	2021	2020	2019
	(in € millions)
At January 1	2,228	1,481	1,630
Changes in fair value recorded in other comprehensive loss/income	(1,376)	747	(149)
At December 31	852	2,228	1,481
The impact on the fair value of the Group’s long term investment in TME using reasonably possible alternative assumptions with an increase or a decrease of TME’s share price used to value its equity interests of 10% results in a range of €767 million to €937 million at December 31, 2021 and €2,005 million to €2,451 million at December 31, 2020.
The following sections describe the valuation methodologies the Group uses to measure its Level 3 financial instruments at fair value on a recurring basis.
Warrants
On October 17, 2016, the Company sold, for €27 million, warrants to acquire 5,120,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance.
On July 13, 2017, the Company sold, for €9 million, a warrant to acquire 1,600,000 ordinary shares to certain holders that are employees and management of the Group. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on date of issuance. The warrants are exercisable at any time through July 2020.
On July 1, 2019, the Company sold, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022. Refer to Note 26.
On October 4, 2019, the Company issued 1,600,000 ordinary shares upon the exercise of 1,600,000 warrants that were granted on October 17, 2016, for cash of €74 million. On October 17, 2019, the Company issued 1,991,627 shares upon the effective net settlement of the remaining 3,520,000 warrants that were granted on October 17, 2016. Refer to Note 26.
On July 13, 2020, the Company issued 1,084,043 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the 1,600,000 warrants that were granted on July 13, 2017. Refer to Note 26.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Daniel Ek, the Company’s Chief Executive Officer, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant is US$281.63,which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through August 23, 2024. Refer to Note 26.
The outstanding warrants are measured on a recurring basis in the consolidated statement of financial position and are Level 3 financial instruments recognized at fair value through the consolidated statement of operations. The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2021	2020	2019
Expected term (years)	0.5 – 2.65	1.5	0.5 – 2.5
Risk free rate (%)	0.19 – 0.89	0.11	1.58 – 1.59
Volatility (%)	40.0 - 45.0	50.0	32.5
Share price (US$)	234.03	314.66	149.55
The table below presents the changes in the warrants liability:

	2021	2020	2019
	(in € millions)
January 1	89	98	333
Issuance of warrant for cash	31	—	15
Issuance of shares upon exercise of, or net settlement of, warrants	—	(267)	(303)
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	(53)	263	35
Effect of changes in foreign exchange rates	5	(5)	18
At December 31	72	89	98
The warrant liability is included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value is recognized within finance income or costs in the consolidated statement of operations.
The impact on the fair value of the warrants with an increase or decrease in the Company’s ordinary share price of 10% results in a range of €52 million to €95 million at December 31, 2021 and €72 million to €106 million at December 31, 2020.
Long term investments – Other
The Group has interests in certain long term investments, the most significant of which is our equity investment in DK Holdco, LLC ("DistroKid"), an independent digital music distribution service. These long term investments primarily represent unlisted equity securities carried at fair value through other comprehensive (loss)/income. The fair values of these equity investments are generally determined using business enterprise values based on market transactions or by (i) applying market multiples to the projected financial performance and (ii) discounting the future value to its present value equivalent. The key assumptions used to estimate the fair value of these equity investments include the exit multiple used to estimate business enterprise value and discount rate.
The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macroeconomic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the equity markets overall.
The table below presents the changes in the other long term investments:

	2021	2020	2019
	(in € millions)
At January 1	49	16	16
Initial recognition of long term investment	2	9	—
Changes in fair value recorded in other comprehensive (loss)/income	158	29	—
Changes in fair value recognized in consolidated statement of operations	(4)	(4)	—
Sale of long term investment	(144)	—	—
Effect of changes in foreign exchange rates	3	(1)	—
At December 31	64	49	16
On October 1, 2021, the Group completed the sale of two-thirds of its equity interest in DistroKid. Proceeds from the sale were €144 million and the realized gain on the sale was €134 million. The after tax gain of €104 million has been reclassified from other comprehensive (loss)/income to accumulated deficit. See Note 18.

Contingent consideration
On April 1, 2019, the Group acquired Cutler Media, LLC ("Parcast"), a premier storytelling podcast studio. Included in the purchase price was €13 million related to the estimated fair value of contingent consideration. The contingent consideration is valued by the Group using a simulation of user engagement outcomes. The change in the fair value of the contingent consideration is recognized within general and administrative expenses in the consolidated statement of operations.
The table below presents the changes in the contingent consideration liability:

	2021	2020	2019
	(in € millions)
At January 1	30	27	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	—	—	13
Contingent consideration payments	(17)	(7)	—
Changes in fair value recognized in consolidated statement of operations	2	13	14
Effect of changes in foreign exchange rates	2	(3)	—
At December 31	17	30	27
As of December 31, 2021, the remaining maximum potential contingent consideration payout is €18 million over the next year.
Exchangeable Notes
On March 2, 2021, the Company’s wholly owned subsidiary, Spotify USA Inc. issued US$1,500 million aggregate principal amount of 0% Exchangeable Notes due 2026, which included the initial purchasers’ exercise in full of their option to purchase an additional US$200 million principal amount of the Exchangeable Notes. The Exchangeable Notes will mature on March 15, 2026, unless earlier repurchased, redeemed or exchanged. The Exchangeable Notes are fully and unconditionally guaranteed, on a senior, unsecured basis by the Company.
The table below presents the changes in the Exchangeable Notes:

2021
(in € millions)
At January 1	—
Initial recognition	1,232
Changes in fair value recognized in consolidated statement of operations	(112)
Effect of changes in foreign exchange rates	82
At December 31	1,202
The change in estimated fair value is recognized within finance income/(costs) in the consolidated statement of operations, excluding changes in fair value due to changes in the Group’s own credit risk, which are recognized in other comprehensive (loss)/income and will not be reclassified to the consolidated statement of operations.
The fair value of the Exchangeable Notes was estimated using a combination of a binomial option pricing model and prices observed for the Exchangeable Notes in an over-the-counter market on the last trading day of the reporting period. A weight of 75% was applied to the binomial option pricing model and a weight of 25% was applied to the price of the Exchangeable Notes in the over-the-counter market on the last trading day of the reporting period. The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

December 31, 2021
Risk free rate (%)	1.15
Discount rate (%)	3.9
Volatility (%)	40.0
Share price (US$)	234.03
The impact on the fair value of the Exchangeable Notes of using reasonably possible alternative assumptions with a decrease or increase in volatility of 10% results in a range of €1,170 million to €1,238 million at December 31, 2021. The impact on the fair value of the Exchangeable Notes of using reasonably possible alternative assumptions with a decrease or increase in share price of 10% results in a range of €1,187 million to €1,219 million at December 31, 2021.